INCOME TAXES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Comprehensive Income (Loss), Tax [Abstract]
Net comprehensive loss (income) before taxes	$ 19,398	$ 32,851	$ 10,487
Domestic (Israel) [Member]
Other Comprehensive Income (Loss), Tax [Abstract]
Net comprehensive loss (income) before taxes	19,003	31,154	10,505
Foreign (U.S) [Member]
Other Comprehensive Income (Loss), Tax [Abstract]
Net comprehensive loss (income) before taxes	$ 395	$ 1,697	$ (18)